Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Components of income tax expense

The components of income tax expense for the years ended December 31 included in the Consolidated Statements of Income were as follows:

(Millions)	2014	2013	2012
Current income tax expense:
U.S. federal	$2,136	$1,730	$982
U.S. state and local	264	288	189
Non-U.S.	412	514	445
Total current income tax expense	2,812	2,532	1,616
Deferred income tax expense (benefit):
U.S. federal	352	113	359
U.S. state and local	39	4	39
Non-U.S.	(97)	(120)	(45)
Total deferred income tax expense	294	(3)	353
Total income tax expense	$3,106	$2,529	$1,969

Effective income tax rate

A reconciliation of the U.S. federal statutory rate of 35% percent to the Company’s actual income tax rate for the years ended December 31 on continuing operations was as follows:

	2014	2013	2012
U.S. statutory federal income tax rate	35.0%	35.0%	35.0%
(Decrease) increase in taxes resulting from:
Tax-exempt income	(1.5)	(1.6)	(1.6)
State and local income taxes, net of federal benefit	2.7	3.1	2.5
Non-U.S. subsidiaries earnings(a)	(2.2)	(2.8)	(5.2)
Tax settlements(b)	(0.5)	(1.9)	(0.2)
All other	1.0	0.3	―
Actual tax rates(a)	34.5%	32.1%	30.5%

  Results for all years primarily included tax benefits associated with the undistributed earnings of certain non-U.S. subsidiaries that were deemed to be reinvested indefinitely. In addition, 2012 included tax benefits of $146 million, which decreased the actual tax rates by 2.3 percent related to the realization of certain foreign tax credits.
  Relates to the resolution of tax matters in various jurisdictions.

Components of deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities as of December 31 are reflected in the following table:

(Millions)	2014	2013
Deferred tax assets:
Reserves not yet deducted for tax purposes	$3,926	$3,813
Employee compensation and benefits	789	721
Other	266	546
Gross deferred tax assets	4,981	5,080
Valuation allowance	(75)	(121)
Deferred tax assets after valuation allowance	4,906	4,959
Deferred tax liabilities:
Intangibles and fixed assets	1,597	1,465
Deferred revenue	498	453
Deferred interest	350	363
Asset securitization	162	130
Investment in joint ventures	223	10
Other	62	95
Gross deferred tax liabilities	2,892	2,516
Net deferred tax assets	$2,014	$2,443

Changes in unrecognized tax benefits

The following table presents changes in unrecognized tax benefits:

(Millions)	2014	2013	2012
Balance, January 1	$1,044	$1,230	$1,223
Increases:
Current year tax positions	4	124	51
Tax positions related to prior years	111	176	64
Decreases:
Tax positions related to prior years	(181)	(371)	(44)
Settlements with tax authorities	(67)	(94)	(25)
Lapse of statute of limitations	(1)	(21)	(37)
Effects of foreign currency translations	(1)	―	(2)
Balance, December 31	$909	$1,044	$1,230